Other receivables and prepayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other receivables and prepayments [Abstract]
Value added tax and miscellaneous tax recoverable		$ 490
Other prepayments	51	254
Other receivables and prepayments	$ 51	$ 744